STOCKHOLDERS' EQUITY (DEFICIENCY) (Tables)	12 Months Ended
Dec. 31, 2013
STOCKHOLDERS' EQUITY (DEFICIENCY) [Abstract]
Schedule of Warrant Activity

A summary of warrant activity for the years ended December 31, 2013 and 2012 is presented below:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	-	$-
Warrant granted	10,677	1.08
Warrants exercised	-	-
Warrants forfeited or expired	-	-

Outstanding at December 31, 2012	10,677	1.08
Warrants granted	204,943	3.34
Warrants exercised	-	-
Warrants forfeited or expired	-	-

Outstanding at December 31, 2013	215,620	$3.23	5.0	$1,276,665

Exercisable at December 31, 2013	215,620	$3.23	5.0	$1,276,665

Schedule of Options Outstanding

Options outstanding at December 31, 2013 under the various plans are as follows (in thousands):

Plan	Total Number of Options Outstanding in Plans
Equity compensation plans not approved by security holders	900
Equity Incentive Plan	219

1,119

Schedule of Weighted-Average Assumptions Used to Value Employee Stock Options

The fair value of employee stock options was estimated using the following weighted-average assumptions:

	Years Ended December 31,
	2013	2012
Expected term	6.3 - 10 years	6.3 - 10 years
Risk free interest rate	2.62%	1.39% - 1.72%
Dividend yield	0.0%	0.0%
Expected volatility	46.3%	48% - 52%

Schedule of Stock Options Activity

A summary of activity under all option Plans for the years ended December 31, 2013 and 2012 is presented below (in thousands, except per share data):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,027	$2.21
Options granted	170	1.10
Options exercised	-	-
Options forfeited or expired	(65)	1.85

Outstanding at December 31, 2012	1,132	2.06
Options granted	41	4.35
Options exercised	(43)	1.57
Options forfeited or expired	(11)	1.27

Outstanding at December 31, 2013	1,119	$2.17	6.89	$7,815

Exercisable at December 31, 2013	963	$2.19	6.26	$6,706

Options available for grants at December 31, 2013	1,537

Schedule of Reconcilation of Numerator and Denominator of Basic and Diluted Earnings per Share

The following table reconciles the numerator and denominator for the calculation:

	For the years ended December 31,
	2013	2012
Net income (loss) - basic	$801,352	$(1,920,972)

Denominator - basic:
Weighted average number of common shares outstanding	12,818,487	12,037,597

Basic earnings (loss) per common share	$0.06	$(0.16)

Net income (loss) - diluted	$801,352	$(1,920,972)

Denominator - diluted:
Basic weighted average number of common shares outstanding	12,818,487	12,037,597
Weighted average effect of dilutive securities:
Common share equivalents of outstanding stock options	349,428	-
Common share equivalents of outstanding warrants	18,450	-

Diluted weighted average number of common shares outstanding	13,186,365	12,037,597

Diluted earnings (loss) per common share	$0.06	$(0.16)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:
Convertible debt	-	323,357
Stock options	6,434	1,132,400
Warrants	4,089	10,676